Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Shares issued under stock incentive plans, net of forfeitures	721,621	795,523	2,068,751
Shares issued for stock options exercised, net	941,157	639,655
Cash dividends declared per share	$ 0.24	$ 0.24	$ 0.24
Issuance of treasury shares	40,016	35,484	26,590
Purchase of common stock for treasury	4,804,665	0
Purchases of shares under employee stock plans	276,275	379,782	17,085
Issuance of performance shares			785,458